Offsets	Jan. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Immunovant, Inc.
Form or Filing Type	S-3
File Number	333-251865
Initial Filing Date	Jan. 04, 2021
Fee Offset Claimed	$ 54,870.15
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 455,950,066
Offset Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant filed the Registration Statement on Form
S-3ASR
(File
No. 333-275419)
(the “Current Registration Statement”), which was filed and became automatically effective on November 9, 2023. The Current Registration Statement initially included $455,950,066.00 of unsold shares of common stock, par value $0.0001 per share (the “Unsold Securities”) that had previously been registered under the Registrant’s Registration Statement on Form
S-3
(File
No. 333-251865),
which was declared effective on January 14, 2021 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the Registrant carried forward to the Current Registration Statement the Unsold Securities that were previously registered under the Prior Registration Statement, and the filing fees of approximately $54,870.15 previously paid in connection with the Unsold Securities continued to be applied to the Unsold Securities that were carried forward to the Current Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of November 9, 2023. Of the $54,870.15 in unused filing fees from the Prior Registration Statement, $22,140.00 were used under the Current Registration Statement in connection with the offering of $150,000,000.00 of shares of the Registrant’s common stock that may be sold in
“at-the-market”
offerings, as defined in Rule 415, pursuant to a sales agreement prospectus dated November 9, 2023. As such, pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $32,730.15 is available as of the date of this prospectus supplement. Of such fee credit, $20,475.68 is being used to offset the registration fee in connection herewith.

Termination / Withdrawal Statement	the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of November 9, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Immunovant, Inc.
Form or Filing Type	S-3
File Number	333-251865
Filing Date	Jan. 04, 2021
Fee Paid with Fee Offset Source	$ 54,870.15
Offset Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant filed the Registration Statement on Form
S-3ASR
(File
No. 333-275419)
(the “Current Registration Statement”), which was filed and became automatically effective on November 9, 2023. The Current Registration Statement initially included $455,950,066.00 of unsold shares of common stock, par value $0.0001 per share (the “Unsold Securities”) that had previously been registered under the Registrant’s Registration Statement on Form
S-3
(File
No. 333-251865),
which was declared effective on January 14, 2021 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the Registrant carried forward to the Current Registration Statement the Unsold Securities that were previously registered under the Prior Registration Statement, and the filing fees of approximately $54,870.15 previously paid in connection with the Unsold Securities continued to be applied to the Unsold Securities that were carried forward to the Current Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of November 9, 2023. Of the $54,870.15 in unused filing fees from the Prior Registration Statement, $22,140.00 were used under the Current Registration Statement in connection with the offering of $150,000,000.00 of shares of the Registrant’s common stock that may be sold in
“at-the-market”
offerings, as defined in Rule 415, pursuant to a sales agreement prospectus dated November 9, 2023. As such, pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $32,730.15 is available as of the date of this prospectus supplement. Of such fee credit, $20,475.68 is being used to offset the registration fee in connection herewith.